COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Operating Leases
2021 (remaining)	$ 40,353		$ 40,353
2022	163,158		163,158
2023	165,254		165,254
2024	27,601		27,601
Total	396,366		396,366
Rent expense	$ 46,261	$ 13,276	$ 113,341	$ 82,794